Income Taxes (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Income Taxes [Abstract]
Profits tax rate			8.25%	8.25%
Assessable profits		$ 2	$ 2	$ 2
Assessable profits percentage	16.50%	16.50%	16.50%
Tax authority assessment prior year	6 years	6 years	6 years
Tax extended assessment year	10 years	10 years	10 years
Unrecognized tax losses	$ 6,522